Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2022
Summary of Reconciliation of Financial Position

Reconciliation of financial position as at January 1, 2021 (date of transition to IFRS)

	Notes	US GAAP	Effect of Transition to IFRS	IFRS
ASSETS
Current assets:
Cash and cash equivalents		$202,712	$-	$202,712
Account receivables		773,311	-	773,311
Prepaid expenses and deposits		24,302	-	24,302
Total current assets		1,000,325	-	1,000,325
Oil and gas properties, net	(1), (5)	5,346,916	(3,122,443)	2,224,743
Exploration and evaluation assets	(1)	-	3,122,443	3,122,443
Property and equipment, net		128,257	-	128,257
Restricted cash		11,763	-	11,763
Total assets		$6,487,261	$-	$6,487,261
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities		$1,496,510	$-	$1,496,510
Loans payable - current		549,424	-	549,424
Lease liability - current		12,116	-	12,116
Total current liabilities		2,058,050	-	2,058,050
Asset retirement obligation	(2)	4,010,624	5,344,798	9,355,422
Loans payable		17,730	-	17,730
Convertible debt		11,027	-	11,027
Derivative liability		1,804,572	-	1,804,572
Lease liability		27,693	-	27,693
Total liabilities		7,929,696	5,344,798	13,274,494
Stockholders’ deficiency:
Common stock		1,253	-	1,253
Additional paid-in capital	(3)	27,508,468	(27,508,468)	-
Share premium	(3)		26,331,369	26,331,369
Stock subscriptions and stock to be issued		15,342	-	15,342
Warrant and option reserve	(3)	-	1,177,099	1,177,099
Accumulated other comprehensive loss		(490,172)	-	(490,172)
Accumulated deficit		(28,477,326)	(5,344,798)	(33,822,124)
Total stockholders’ deficiency		(1,442,435)	(5,344,798)	(6,787,233)
Total liabilities and stockholders’ deficiency		$6,487,261	$-	$6,487,261

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the three months ended March 31, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

2.	Summary of Significant Accounting Policies (continued)

Reconciliation of financial position as at December 31, 2021

	Notes	US GAAP	Effect of Transition to IFRS	IFRS
ASSETS
Current assets:
Cash and cash equivalents		$1,026,990	$-	$1,026,990
Accounts receivable		709,805	-	709,805
Prepaid expenses and deposits		95,503	-	95,503
Total current assets		1,832,298	-	1,832,298
Oil and gas properties, net	(1), (2), (5)	5,172,943	(3,752,330)	1,420,613
Exploration and evaluation assets	(1)	-	3,116,146	3,116,146
Property and equipment, net		147,134	-	147,134
Restricted cash		5,438	-	5,438
Total assets		$7,157,813	$(636,184)	$6,521,629
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities		$852,481	$-	$852,481
Loans payable		630,534	-	630,534
Lease liability		6,732	-	6,732
Total current liabilities		1,489,747	-	1,489,747
Asset retirement obligation	(2)	4,426,978	4,566,130	8,993,108
Loans payable		18,513	-	18,513
Derivative liability		472,899	-	472,899
Lease liability		8,592	-	8,592
Total liabilities		6,416,729	4,566,130	10,982,859
Stockholders’ equity (deficiency):
Common stock		1,828	-	1,828
Additional paid-in capital	(3), (4)	33,295,413	(33,295,413)	-
Share premium	(3), (4)	-	32,175,293	32,175,293
Notes and amounts receivable for equity issued		(1,193,641)	-	(1,193,641)
Warrant and option reserve	(3)	-	1,040,779	1,040,779
Shares to be cancelled		5,323	-	5,323
Obligation to Issue Shares		7,450	-	7,450
Accumulated other comprehensive loss		(847,412)	-	(847,412)
Accumulated deficit		(30,527,877)	(5,122,973)	(35,650,850)
Total stockholders’ equity (deficiency)		741,084	(5,202,314)	(4,461,230)
Total liabilities and stockholders’ equity (deficiency)		$7,157,813	$(636,184)	$6,521,629

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the three months ended March 31, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

2.	Summary of Significant Accounting Policies (continued)

Reconciliation of operation results for the three months ended March 31, 2021

	Notes	US GAAP	Effect of Transition to IFRS	IFRS
Revenue
Oil and natural gas sales		$944,562	$-	$944,562
Cost and expenses
Production		632,501	-	632,501
Depletion	(5)	69,219	39,882	109,101
Depreciation		7,007	-	7,007
Accretion of asset retirement obligation	(2)	100,266	(77,393)	22,873
Stock based compensation		36,900	-	36,900
General and administrative		567,773	-	567,773
Total expenses		1,413,666	(37,511)	1,376,155
Loss before other income (expenses)		(469,104)	37,511	(431,593)
Other income (expenses)
Interest expense		(44,688)	-	(44,688)
Interest income		1,974	-	1,974
Finance cost		(11,299)	-	(11,299)
Foreign exchange loss		(66,445)	-	(66,445)
Other expense		(36)	-	(36)
Loss on debt extinguishment	(4)	(151,446)	79,341	(72,105)
Change in fair value of derivative liability		(8,730,596)	-	(8,730,596)
Total other expenses		(9,002,536)	79,341	(8,923,195)
Net loss for the period		$(9,471,640)	$116,852	$(9,354,788)

Loss per share		$(0.07)	$-	$(0.07)
Weighted average number of shares outstanding		30,517,223	-	30,517,223

Other comprehensive loss
Foreign currency translation adjustments		$(82,617)	$-	$(82,617)
Comprehensive loss		$(9,554,257)	$116,852	$(9,437,405)